SUBSEQUENT EVENTS (Additional Information) (Details) - Jan. 23, 2026 ¥ in Millions, $ in Millions	CNY (¥)	USD ($)
Subsequent Event [Member]
Subsequent Event [Line Items]
Litigation settlement amount claimed	¥ 4	$ 0.6